CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
REVENUES	$ 1,304,034	$ 1,387,310	$ 1,249,634
COST OF REVENUES	1,011,087	1,033,005	946,534
GROSS PROFIT	292,947	354,305	303,100
OPERATING COSTS AND EXPENSES:
Research and development	73,053	67,664	63,134
Marketing, general and administrative	64,951	66,799	65,439
Nishiwaki Fab restructuring and impairment cost (income), net			(627)
TOTAL OPERATING COSTS AND EXPENSES	138,004	134,463	127,946
OPERATING PROFIT	154,943	219,842	175,154
FINANCING EXPENSE, NET	(13,184)	(15,447)	(24,349)
GAIN FROM ACQUISITION, NET			50,471
OTHER INCOME (EXPENSE), NET	(2,442)	(2,627)	9,322
PROFIT BEFORE INCOME TAX	139,317	201,768	210,598
INCOME TAX BENEFIT (EXPENSE), NET	(5,938)	99,888	(1,432)
NET PROFIT	133,379	301,656	209,166
Net loss (income) attributable to non-controlling interest	2,200	(3,645)	(5,242)
NET PROFIT ATTRIBUTABLE TO THE COMPANY	$ 135,579	$ 298,011	$ 203,924
BASIC EARNINGS PER ORDINARY SHARE:
Earnings per share	$ 1.35	$ 3.08	$ 2.33
Weighted average number of ordinary shares outstanding	100,399	96,647	87,480
DILUTED EARNINGS PER ORDINARY SHARE:
Earnings per share	$ 1.32	$ 2.90	$ 2.09
Net profit used for diluted earnings per share	$ 135,579	$ 306,905	$ 212,160
Weighted average number of ordinary shares outstanding used for diluted earnings per share	102,517	105,947	101,303